Voya MidCap Opportunities Fund Expense Example - Class A C I R R6 and W Shares [Member] - Voya MidCap Opportunities Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 692
Expense Example, with Redemption, 3 Years	956
Expense Example, with Redemption, 5 Years	1,240
Expense Example, with Redemption, 10 Years	2,046
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	635
Expense Example, with Redemption, 5 Years	1,096
Expense Example, with Redemption, 10 Years	2,373
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	586
Expense Example, with Redemption, 10 Years	1,321
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	482
Expense Example, with Redemption, 5 Years	837
Expense Example, with Redemption, 10 Years	1,839
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	1,091
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	572
Expense Example, with Redemption, 10 Years	$ 1,275